Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' equity
Schedule of share capital

	December 31, 2020
	Common shares	Golden shares	Total
Stockholders
Shareholders with more than 5% of total capital	1,940,863,859	—	1,940,863,859
Litela	519,733,209	—	519,733,209
Capital World Investors	298,099,389	—	298,099,389
Bradespar	293,907,266	—	293,907,266
Mitsui&co	286,347,055	—	286,347,055
Blackrock, Inc	272,614,219	—	272,614,219
Capital Research Global Investors	270,162,721	—	270,162,721
Non-Brazilian investors	1,887,304,559	—	1,887,304,559
Brazilian investors	1,301,742,524	—	1,301,742,524
Golden shares	—	12	12
Total outstanding (without shares in treasury)	5,129,910,942	12	5,129,910,954
Shares in treasury	154,563,828	—	154,563,828
Total capital	5,284,474,770	12	5,284,474,782

Schedule of stockholders' remuneration

2020
Net income of the year	4,881
Appropriation to legal reserve	(251)
Appropriation to tax incentive reserve	(2)
Net income after appropriations to legal reserve and tax incentive reserve	4,628
Minimum mandatory remuneration	1,152
Additional Stockholders’ remuneration (i)	2,820
Appropriation to investments reserve	656

(i) Interim dividends calculated based on the September 30, 2020 balance sheet.

Schedule of profit reserves

		Tax incentive	Investments	Additional	Total of profit
	Legal reserve	reserve	reserve	remuneration reserve	reserves
Balance as at December 31, 2018	1,722	882	8,364	—	10,968
Allocation of loss	—	—	(1,683)	—	(1,683)
Dividends and interest on capital of Vale's stockholders	—	—	(1,767)	—	(1,767)
Translation adjustment	(66)	(34)	(328)	—	(428)
Balance as at December 31, 2019	1,656	848	4,586	—	7,090
Allocation of income	251	2	656	2,820	3,729
Dividends and interest on capital of Vale's stockholders	—	—	(2,329)	—	(2,329)
Translation adjustment	(365)	(191)	(1,059)	167	(1,448)
Balance as at December 31, 2020	1,542	659	1,854	2,987	7,042

Schedule of Other reserves

		Fair value adjustment to	Results on	Net ownership
	Retirement benefit	investment in equity	conversion of	changes in	Total of other
	obligations	securities	shares	subsidiaries	reserves
Balance as at December 31, 2018	(755)	60	(490)	(970)	(2,155)
Other comprehensive income	(126)	(184)	—	—	(310)
Translation adjustment	12	—	—	—	12
Acquisitions and disposal of noncontrolling interest	—	—	—	343	343
Balance as at December 31, 2019	(869)	(124)	(490)	(627)	(2,110)
Other comprehensive income	(88)	101	—	—	13
Translation adjustment	92	162	—	—	254
Acquisitions and disposal of noncontrolling interest	—	—	—	(213)	(213)
Balance as at December 31, 2020	(865)	139	(490)	(840)	(2,056)